Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Computation of The Basic and Diluted Earnings

The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	2016		2017		2018
Net profit for the period attributable to equity holders of the parent	Ps.	8,649,427	Ps.	29,325,921	Ps.	52,566,197
Weighted average shares (in millions)		65,693		65,909		66,055

Earnings per share attributable to equity holders of the parent		0.13		0.44		0.79